Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Nov. 07, 2018
Registrant Name	Pear Tree Funds
Central Index Key	0000722885
Amendment Flag	false
Document Creation Date	Nov. 07, 2018
Document Effective Date	Nov. 07, 2018
Prospectus Date	Aug. 01, 2018
Pear Tree Polaris Foreign Value Fund | Ordinary Shares
Risk/Return:
Trading Symbol	QFVOX
Pear Tree Polaris Foreign Value Fund | Institutional Shares
Risk/Return:
Trading Symbol	QFVIX
Pear Tree Polaris Foreign Value Fund | R6 Shares
Risk/Return:
Trading Symbol	QFVRX